Accrued expenses	6 Months Ended
Jun. 30, 2025
Trade and other payables and accrued expenses.
Accrued expenses

7.Accrued expenses

	As of
In CHF thousands	June 30, 2025	December 31, 2024
Accrued expenses	11,476	12,098
Total accrued expenses	11,476	12,098

Accrued expenses consists of accrued R&D costs, accrued payroll expenses and other accrued expenses totaling CHF 11.5 million and CHF 12.1 million as of June 30, 2024 and December 31, 2024, respectively.